Note 13 - Income Tax - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current	$ 1,304	$ 1,296	$ 970
Deferred	(133)	(155)	40
Total	$ 1,171	$ 1,141	$ 1,010